Equity (Details 1) (USD $)	1 Months Ended							1 Months Ended
	Aug. 31, 2011	May 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Accredited Investors [Member]	Jun. 30, 2011 Initial Closing [Member]	Jun. 30, 2011 Initial Closing [Member] Accredited Investors [Member]	Jun. 30, 2011 Initial Closing [Member] Equity Unit Purchase Agreements [Member]	Jun. 30, 2011 Initial Closing [Member] Preferred Stock - Series C	Jun. 30, 2011 Second Closing [Member]	Jun. 30, 2011 Second Closing [Member] Accredited Investors [Member]	Jun. 30, 2011 Second Closing [Member] Preferred Stock - Series C
Equity (Textual)
Number of Units sold	60									31.4				15.40
Proceeds from sale of Units	$ 3,000,000									$ 1,570,000	$ 3,000,000			$ 770,000
Face value of each unit price									50,000
Warrants exercise price		$ 0.03	$ 0.03	$ 0.03					$ 0.03
Preferred stock excercise price												$ 0.0225
Warrants exercisable period		3 years	3 years	3 years					3 years
Equity unit, description									One share of Series C Preferred Convertible Stock convertible and a Warrant.
Common shares purchasable from each warrant									1,111,111
Common shares purchasable from each convertible preferred stock												2,222,222
Preferred Stock, shares issued					44.8	63.8	0					31.4			15.40
Common shares purchasable from total convertible preferred stock	133,333,324											69,777,773			34,222,220
Common stock shares purchasable from issued warrants	66,666,666	4,333,334	12,222,221	14,710,530					34,888,890				17,111,111
Number of sold units rescinded								1
Amount returned to investor for unit rescinded								$ 50,000